Organization and Basis of Presentation, Fair Value (Details) - USD ($) $ in Billions	6 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Percent of trade receivables greater than 90 days outstanding outstanding	1.00%
Debt, carrying value	$ 3.3	$ 2.9
Debt, fair value	$ 3.4	$ 2.8
Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Percent of trade payables greater than 90 days outstanding	1.00%
Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Fair Value Assumptions, Expected Term	90 days